RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
NGSP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
A reconciliation of net assets available for benefits per the financial statements to Form 5500 is as follows:

	December 31
$ in thousands	2025	2024
Net assets available for benefits per the financial statements	$44,355,185	$39,471,854
Less amounts allocated to withdrawing participants	(7,281)	(6,049)
Net assets available for benefits per Form 5500	$44,347,904	$39,465,805
A reconciliation of benefits paid to participants per the financial statements to Form 5500 for the year ended December 31, 2025, is as follows:

$ in thousands
Benefits paid to participants per the financial statements	$3,950,883
Add amounts allocated to withdrawing participants at December 31, 2025	7,281
Less amounts allocated to withdrawing participants at December 31, 2024	(6,049)
Benefits paid to participants per Form 5500	$3,952,115
Amounts allocated to withdrawing participants are recorded on Form 5500 for benefit claims that have been processed and approved for payment prior to December 31, 2025 and 2024, but not yet paid as of that date.